Investments in Associates and Joint Ventures - Summary of Changes in Investments in Associates and Joint ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of investments in associates and joint ventures [line items]
Opening balance	€ 1,141
Revaluations	(8)	€ 38
Share of results	178	88	€ 492
Closing balance	1,088	1,141
Associates and joint ventures [member]
Disclosure of investments in associates and joint ventures [line items]
Opening balance	1,141	962
Additions	79	49
Transfers to and from Investments/Other assets and liabilities	(1)	75
Revaluations	(8)	38
Share of results	178	91
Dividends received	(32)	(37)
Disposals	(245)	(54)
Impairments	0	(3)
Exchange rate differences	(24)	20
Closing balance	€ 1,088	€ 1,141	€ 962